ACQUISITION OF A SUBSIDIARY - Asset and liabilities recognized at the date of acquisition (Details) - HN&T	Oct. 10, 2022 USD ($)
Current assets
Inventories	$ 50,000
Trade and other receivables and prepayments	37,000
Bank balances and cash	138,000
Non-current assets
Property, plant and equipment	1,701,000
Right-of-use assets	5,064,000
Intangible asset - brand name (Note 16)	1,600,000
Deposits	30,000
Current liabilities
Trade payables	(384,000)
Other payables	(334,000)
Non-current liabilities
Lease liabilities	(5,064,000)
Deferred tax liabilities	(440,000)
Asset and liabilities recognized at the date of acquisition	$ 2,398,000